Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use assets	$ 997	$ 536
Interest expense on finance lease liabilities	867	$ 328
Right-of use assets	$ 46,709		$ 47,706
Weighted average remaining lease term	1 month 9 days
Weighted average incremental borrowing rate	5.84%
Annual Lease Payments [Abstract]
2025	$ 29,686
Total undiscounted lease payments	29,686
Less: Discount based on incremental borrowing rate	(183)
Present value of finance lease liabilities	29,503
Finance lease liabilities, current	29,503		$ 31,420
Finance lease liabilities, non-current	$ 0